INTANGIBLES - Intangible Assets Other Than Goodwill and Trademarks (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite Lived Intangible Assets [Line Items]
Intangible assets, net of accumulated amortization	$ 601,013	$ 543,428
Patents And Other
Finite Lived Intangible Assets [Line Items]
Intangible assets, net of accumulated amortization	17,554	15,360
Intangible assets, accumulated amortization	43,021	40,638
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, net of accumulated amortization	583,459	528,068
Intangible assets, accumulated amortization	$ 126,824	$ 87,334